Loans Receivable, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) payments loan	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
Impaired financing receivable, average recorded investment | $	$ 6,394,612	$ 11,026,748	$ 10,793,223
TDRs included in impaired loans | $	$ 825,000	$ 1,369,000.000
Number of Contracts - Troubled Debt Restructurings	5	7
Number of Contracts - loans that had been previously restructured that were in default | loan	0	1	2
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan		0
Nonperforming Loans, Minimum Consecutive Payments | payments	6